CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Cash flows provided by operating activities:
Net income	$ 2,355		$ 197,128	$ 339,478	$ 531,476
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense				292,171	391,845
Goodwill impairment	165,300		0	165,300	0	$ 0
Impairment of operating right-of-use assets and related property, plant and equipment				5,573	12,559
Reduction in carrying value of operating right-of-use assets				29,473	29,820
Amortization of financing costs and debt discount				4,470	22,066
Stock compensation expense				72,529	41,183
Deferred tax benefit				(91,788)	(86,579)
Unrealized foreign exchange movements				24,661	34,018
Other non-cash items				20,561	26,828
Changes in operating assets and liabilities:
Accounts receivable				1,013	352,795
Unbilled revenue				25,979	(423,533)
Unearned revenue				(101,089)	(72,930)
Other net assets and liabilities				13,712	88,790
Net cash provided by operating activities				802,043	948,338
Cash flows used in investing activities:
Purchase of property, plant and equipment				(114,885)	(106,772)
Purchase of subsidiary undertakings (net of cash acquired)				(2,537)	(85,629)
Movement of available for sale investments				0	1,954
Proceeds from investments in equity				2,114	2,671
Purchase of investments in equity				(16,286)	(10,131)
Net cash used in investing activities				(131,594)	(197,907)
Cash flows used in financing activities:
New Notes issue costs				0	(12,678)
Drawdown of credit lines and loan facilities				50,000	2,242,480
Repayment of credit lines and loan facilities				(72,321)	(2,595,323)
Proceeds from exercise of equity compensation				7,319	32,379
Share issue costs				(14)	(17)
Repurchase of ordinary shares				(750,000)	(100,000)
Share repurchase costs				(450)	(68)
Net cash used in financing activities				(765,466)	(433,227)
Effect of exchange rate movements on cash				25,120	201
Net (decrease) / increase in cash and cash equivalents				(69,897)	317,405
Cash and cash equivalents at beginning of period		$ 695,507		538,785	378,102	378,102
Cash and cash equivalents at end of period	$ 468,888	$ 538,785	$ 695,507	$ 468,888	$ 695,507	$ 538,785